Vessels in Operation - Schedule of Vessels in Operation (Table) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Balance	$ 1,155,586
Impairment loss	(8,497)	$ 0
Balance	1,147,214		$ 1,155,586
Vessel Cost, as adjusted for impairment charges [Member]
Property, Plant and Equipment [Line Items]
Balance	1,306,936	1,224,377	1,224,377
Additions	27,624		82,559
Impairment loss	(43,803)
Transfers to Assets held for sale	(7,058)
Balance	1,283,699		1,306,936
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance	(151,350)	(111,611)	(111,611)
Depreciation	(20,441)		(39,739)
Impairment loss	35,306
Balance	(136,485)		(151,350)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance	1,155,586	$ 1,112,766	1,112,766
Additions	27,624		82,559
Depreciation	(20,441)		(39,739)
Impairment loss	(8,497)
Transfers to Assets held for sale	(7,058)
Balance	$ 1,147,214		$ 1,155,586